SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Service costs		$ 40	$ 39
Interest costs		302	554
Amortization of actuarial losses		605	6
Amortization of past service cost		(99)	57
Termination Benefits	[1]	39,136
Gain due to curtailment	[1]	(1,846)
Immediate recognition of actuarial (gains) losses		(849)	1,121
Benefit cost for this period		$ 37,289	$ 1,777

[1]	It is the immediate recognition of benefit cost due to the 2025 Project.